Document And Entity Information	May 06, 2024
Document Information [Line Items]
Entity, Registrant Name	Air Transport Services Group, Inc.
Document, Type	8-K
Document, Period End Date	May 06, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-50368
Entity, Tax Identification Number	26-1631624
Entity, Address, Address Line One	145 Hunter Drive
Entity, Address, City or Town	Wilmington
Entity, Address, State or Province	OH
Entity, Address, Postal Zip Code	45177
City Area Code	937
Local Phone Number	382-5591
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ATSG
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000894081